Organization and Principal Activities	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

XIAO-I CORPORATION. (“Xiao-I”, or the “Company”) was incorporated under the laws of the Cayman Islands on August 20, 2018. The Company through its wholly-owned subsidiaries, variable interest entity (“VIE”) and VIE’s subsidiaries (collectively, the “Group”) primarily engages in Internet technology development in the People’s Republic of China (“PRC” or “China”).

As of December 31, 2022, the Company’s major subsidiaries and consolidated VIE are as follows:

Name	Date of Incorporation	Percentage of beneficial ownership for purposes of accounting	Principal Activities
Wholly owned subsidiaries
AI PLUS HOLDING LIMITED (“AI Plus”)	August 30, 2018	100%	Investing holding company
Xiao-i Technology Limited (“Xiao-i Technology”)	December 17, 2018	100%	Investing holding company
Zhizhen Artificial Intelligent Technology (Shanghai) Co. Ltd. (“Zhizhen Technology”) (“WFOE”)	February, 21, 2020	100%	WFOE, a holding company

Name	Date of Incorporation	Percentage of beneficial ownership for purposes of accounting	Principal Activities
VIE
Shanghai Xiao-i Robot Technology Co., Ltd. (“Shanghai Xiao-i”)	August 27, 2009	100%	Internet technology development

Name	Date of Incorporation	Percentage of beneficial ownership for purposes of accounting	Principal Activities
Subsidiaries of VIE
Xiaoi Robot Technology (H.K) Ltd. (“Xiaoi Robot”)	June 3, 2016	100%	Internet technology development
Guizhou Xiao-i Robot Technology Co., Ltd. (“Guizhou Xiao-i”)	July 18, 2016	70%	AI robot development

Reorganization

The Company undertook a reorganization and became the ultimate holding company of AI PLUS, Xiaoi Robot and WFOE, in which the shareholding percentages and rights of each shareholder are the same before and after the Reorganization. Effective on March 29, 2019, shareholders of Shanghai Xiao-i and WFOE entered into a series of contractual arrangements (“VIE Agreements”) which are described below.

The VIE Agreements

The PRC government regulates the telecommunications and internet industry, including software industry, through strict business licensing requirements and other government regulations. These laws and regulations also include limitations on foreign ownership of PRC companies that engage in software business. The Company, AI Plus, Zhizhen Technology, are considered as foreign invested enterprises. To comply with these regulations, the Group conducts the majority of its activities in PRC through Shanghai Xiao-i (the “VIE”), and the VIE’s subsidiaries.

The currently effective contractual arrangements, as described in more detail below, by and among Zhizhen Technology, the VIE, and 61 of the VIE’s shareholders include (i) certain exclusive call option agreement, proxy agreement and share interest pledge agreement, that enable the Company to exercise operational control over the VIE, and (ii) exclusive business cooperation agreement, that enable the Company to realize all of the economic risks and benefits arising from Shanghai Xiao-i and its subsidiaries (excluding non-controlling interests). Therefore, the Group, through its wholly owned subsidiaries AI Plus and Zhizhen Technology, has been determined to be the primary beneficiary of Shanghai Xiao-i and its subsidiaries for accounting purposes and has consolidated Shanghai Xiao-i’s and its subsidiaries’ assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

Immediately before and after reorganization, the Company together with its wholly-owned subsidiaries AI Plus and Zhizhen Technology and its VIE were effectively controlled by the same shareholders; therefore, the Reorganization is accounted for in a manner similar to a common control transaction because it is determined that the transfers lack economic substance. The accompanying consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented. The consolidation of the Company and its subsidiaries and VIE has been accounted for at historical cost as of the beginning of the first period presented in the accompanying financial statements.

Exclusive Call Option Agreement

Pursuant to the Exclusive Call Option Agreement among Zhizhen Technology, Shanghai Xiao-i and its shareholders, the shareholders irrevocably granted Zhizhen Technology or any third party designated by Zhizhen Technology an option to purchase all or part of their equity interests in Shanghai Xiao-i at any time at a price determined at Zhizhen Technology’s discretion. According to the Exclusive Call Option Agreement, the purchase price to be paid by the Company to each shareholder of Shanghai Xiao-i will be the minimum price permitted by applicable PRC Law at the time when such share transfer occurs. Without Zhizhen Technology’s prior written consent, the shareholders and Shanghai Xiao-i agreed not to, among other things: set encumbrance on, transfer all or part of, or dispose of the equity interests; amend the articles of association of Shanghai Xiao-i; change the registered capital of Shanghai Xiao-i or holding structure; change Shanghai Xiao-i’s business activities; sell, assign, mortgage or dispose of any legal or beneficial rights to or in any of Shanghai Xiao-i’s assets, business, or revenue; incur, assume or guarantee any debts; enter into any material contract; extend any loan or credit to any party, or provide any guarantee or assume any obligation of any party; merge or consolidate with any third party or acquire or invest in any third party; or distribute dividends. The shareholders and Shanghai Xiao-i agreed to manage business and handle financial and commercial affairs prudently and in accordance with relevant laws and codes of practice. This Agreement will continue with full force and effect until the earlier of the date on which Zhizhen Technology has acquired all of the Equity Interests in Shanghai Xiao-i, or this Agreement is terminated by the mutual written consent.

Exclusive Business Cooperation Agreement

On March 29, 2019, Zhizhen Technology entered into an Exclusive Business Cooperation Agreement with Shanghai Xiao-i to enable Zhizhen Technology to engage in the development and operation of the Internet technology development in accordance with applicable laws. Under this Agreement, Zhizhen Technology intends to use its labor, technology and information advantages to provide exclusive technical services, technical consultation and other services to Shanghai Xiao-i, and Shanghai Xiao-i agrees to accept such services. The term of the Services provided by Zhizhen Technology shall be 10 years from the effective date of March 29, 2019, and will be automatically extended after the expiration until when terminated in writing by Zhizhen Technology. Additionally, Zhizhen Technology has the full and exclusive right to manage and direct all cash flow and assets of Shanghai Xiao-i and to direct and administrate the financial affairs and daily operation of Shanghai Xiao-i. Shanghai Xiao-i pays service fees to Zhizhen Technology in an amount determined by Zhizhen Technology in its sole discretion. If Shanghai Xiao-i is unable to pay the service fees due to the actual managing situation, with the written consent of Zhizhen Technology, the unpaid part of the service fees in the previous fiscal year can be deferred to the end of the next year and settled together. During the validity term of this agreement, Zhizhen Technology will bear all the economic benefits and risks arising from the business of Shanghai Xiao-i and its subsidiaries. Zhizhen Technology will provide financial support to Shanghai Xiao-i or its subsidiaries in the event of a loss or serious operational difficulties.

Power of Attorney Agreement

On March 29, 2019, each shareholder of Shanghai Xiao-i, signed the Power of Attorney Agreement to irrevocably entrust Zhizhen Technology or any person(s) designated by Zhizhen Technology to act as its attorney-in-fact to exercise any and all of its rights as a shareholder of Shanghai Xiao-i, including, but not limited to, the right to convene, attend and present the shareholders’ meetings, vote, sign and perform as a shareholder; transfer, pledge or dispose of all the equity interest of Shanghai Xiao-i held by the shareholder; collect the dividend, and participate in litigation procedures. This agreement is effective and irrevocable until all of each shareholder’s equity interest in Shanghai Xiao-i has been transferred to Shanghai Xiao-i or the person(s) designated by Zhizhen Technology.

Share Interest Pledge Agreement

Under the Share Interest Pledge Agreement signed on March 29, 2019 by and among Zhizhen Technology and each shareholder of Shanghai Xiao-i, the shareholders of Shanghai Xiao-i have agreed to pledge 100% equity interest in Shanghai Xiao-i to Zhizhen Technology to guarantee the performance obligations of Shanghai Xiao-i under the Exclusive Business Cooperation Agreement, and the performance obligations of each shareholder under the Exclusive Call Option Agreement. If Shanghai Xiao-i or its shareholders breach their contractual obligations under these agreements, Zhizhen Technology, as pledgee, will have the right to exercise the pledge.

The shareholders also agreed that, without prior written consent of Zhizhen Technology, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. The pledge of equity interests in Shanghai Xiao-i has been registered with the relevant office of the State Administration for Market Regulation in accordance with the Civil Code of the People’s Republic of China.

Spousal Commitment Letters

The spouses of each individual shareholder of Shanghai Xiao-i have each signed Spousal Commitment Letters. Under the Spousal Commitment Letter, the signing spouse unconditionally and irrevocably has agreed to the execution by his or her spouse of the above-mentioned Exclusive Business Cooperation Agreement, Exclusive Call Option Agreement, Power of Attorney Agreement and Share Interest Pledge Agreement, and that his or her spouse may perform, amend or terminate such agreements without his or her consent. In addition, in the event that the spouse obtains any equity interest in Shanghai Xiao-i held by his or her spouse for any reason, he or she agrees to be bound by and sign any legal documents substantially similar to the contractual arrangements entered into by his or her spouse, as may be amended from time to time.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could, among others:

●	revoke the business licenses and/or operating licenses of the Company;

●	discontinue or place restrictions or onerous conditions on the operations;

●	impose fines, confiscate the income from Zhizhen Technology or the VIE, or impose other requirements with which the Company or the VIE may not be able to comply;

●	require the Company to restructure the ownership structure or operations, including terminate the contractual arrangements with the VIE and deregister the equity pledges of the VIE, which in turn would affect our ability to consolidate, derive economic interests from, or exert operational control over the VIE, or impose restrictions on the Company’s right to collect revenues;

●	impose additional conditions or requirements with which the Company may not be able to comply;

●	require the Company to restructure the operations in such a way as to compel the Company to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets; or

●	restrict or prohibiting the Company use of the proceeds of overseas offering to finance the business and operations in China.

The revenue producing assets that are held by the VIE and the VIE’s subsidiaries primarily comprise of leasehold improvements, electronic equipment, office equipment and software. Substantially all of such assets are recognized in the Group’s consolidated financial statements, except for certain Internet Content Provider Licenses, internally developed software, trademarks and patent applications which were not recorded in the Company’s consolidated balance sheets as they do not meet all the capitalization criteria. The Internet content provision and other licenses are required under relevant PRC laws, rules and regulations for the operation of Internet businesses in the PRC, and therefore are integral to the Company’s operations. The Internet content provision licenses require that core PRC trademark registrations and domain names are held by the VIE and the VIE’s subsidiaries that provide the relevant services. The VIE and the VIE’s subsidiaries also hire assembled work force on sales, research and development and operations whose costs are expensed as incurred.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, The Company may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to exert operational control over the VIE and their respective shareholders and it may lose the ability to receive economic benefits from the VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiaries and VIE.

The interests of the shareholders of VIE may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing VIE not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of VIE will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. The Company believes the shareholders of VIE will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of VIE should they act to the detriment of the Company. The Company relies on certain current shareholders of VIE to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of VIE, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions:

Consolidated Balance Sheets Information

	As of December 31,
	2021	2022
Assets
Current assets:
Cash and cash equivalents	$1,310,737	$1,025,141
Accounts receivable, net	31,184,779	41,362,705
Amounts due from related parties	391,919	346,517
Inventories	768,762	768,216
Contract costs	1,669,519	2,012,309
Advance to suppliers	90,350	1,115,672
Deferred offering costs	-	1,330,902
Prepaid expenses and other current assets, net	388,844	460,850
Total current assets	35,804,910	48,422,312

Non-current assets:
Property and equipment, net	207,989	219,470
Intangible assets, net	798,459	637,114
Long-term investment	335,448	204,899
Right of use assets	1,194,859	865,399
Deferred tax assets, net	4,906,287	3,888,574
Prepaid expenses and other, non-current assets	3,941,346	3,697,675
Total non-current assets	11,384,388	9,513,131

TOTAL ASSETS	$47,189,298	$57,935,443

Liabilities
Current liabilities:
Short-term borrowings	$9,117,158	$18,784,459
Accounts payable	5,581,879	9,180,532
Amount due to related parties-current	1,558,642	896,431
Deferred revenue	2,953,238	2,553,808
Accrued expenses and other current liabilities	10,316,428	17,006,680
Convertible loans	5,717,737	3,754,269
Lease liabilities, current	800,658	435,462
Income tax payable	17,904	-
Total current liabilities	36,063,644	52,611,641

Non-current liabilities:
Amount due to related parties-non current	8,905,313	8,581,743
Accrued liabilities, non-current	5,157,971	5,391,664
Lease liabilities, non-current	446,140	300,974
Total non-current liabilities	14,509,424	14,274,381

TOTAL LIABILITIES	$50,573,068	$66,886,022

Consolidated Statements of Operations and Comprehensive (loss)/Income

	For the years ended December 31,
	2020	2021	2022
Net Revenue	$13,856,734	$32,524,013	$48,184,958
Net (loss)/income	$(7,056,042)	$3,365,002	$(5,969,762)

Consolidated Cash Flows Information

	For the years ended December 31,
	2020	2021	2022
Net cash used in operating activities	$(3,463,094)	$(11,887,122)	$(10,923,345)
Net cash (used in)/provided by investing activities	(25,825)	77,259	(107,122)
Net cash provided by financing activities	1,792,682	12,192,952	10,757,306
Effect of exchange rate changes	(797,954)	101,728	(12,435)
Net change in cash, cash equivalents and restricted cash	$(2,494,191)	$484,817	$(285,596)

As of December 31, 2020, 2021 and 2022, there were no pledge or collateralization of the VIE’s assets that can only be used to settle obligations of the VIE. The amount of the net liabilities of the VIE was $3,383,770 and $8,950,579 as of December 31, 2021 and 2022, respectively. The creditors of the VIE’s third party liabilities did not have recourse to the general credit of the Company in normal course of business. Currently there is a contractual arrangement that would require the Company or its subsidiaries to provide financial support to the VIE. Under the Exclusive Business Cooperation Agreement signed on March 29, 2019 between WFOE and the VIE, WFOE will provide financial support to the VIE or the VIE’s subsidiaries in the event of a loss or serious operational difficulties during the validity term of this agreement.